Other income (Details Narrative) - USD ($) $ in Thousands	10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2020	Nov. 15, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Multiemployer Plan [Line Items]
Other income			$ 0	$ 0	$ 0
Other Expenses			4,344	4,990	5,384
Write down of guarantee claim receivable					2,000
Navios Holdings II [Member]
Multiemployer Plan [Line Items]
Proceeds from Lines of Credit	$ 5,000
Navios Holdings [Member]
Multiemployer Plan [Line Items]
Other Expenses				3,638
Navios Holdings II [Member]
Multiemployer Plan [Line Items]
Supplemental credit default insurance maximum cash payment		$ 20,000
Outstanding claim payable			5,000	$ 10,000
Discount of the Navios Holding Guarantee					$ 777
Settlement Of Claims [Member]
Multiemployer Plan [Line Items]
Other income			$ 2,697